Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jan. 20, 2021
Balance, shares at Jan. 20, 2021
Issuance of Common Shares in exchange for cash (Note 1)		$ 90				90
Issuance of Common Shares in exchange for cash (Note 1), shares		2,800,000
Issuance of Common Shares as part of the Plan of Merger (Note 1)		$ 359,505	(359,505)
Issuance of Common Shares as part of the Plan of Merger (Note 1), shares		1,000,000
Issuance Common Shares, net of issuance costs (Note 1)		$ 1,478,582				1,478,582
Issuance Common Shares, net of issuance costs (Note 1), shares		1,003,012
Foreign currency translation adjustment loss, net of provision for income taxes					(27,403)	(27,403)
Net loss				(307,564)		(307,564)
Balance at Mar. 31, 2021		$ 1,838,177	(359,505)	(307,564)	(27,403)	1,143,705
Balance, shares at Mar. 31, 2021		4,803,012
Balance at Jan. 20, 2021
Balance, shares at Jan. 20, 2021
Issuance of Common Shares in exchange for cash (Note 1)		$ 90				90
Issuance of Common Shares in exchange for cash (Note 1), shares		2,800,000
Issuance of Common Shares as part of the Plan of Merger (Note 1)		$ 359,505	(359,505)
Issuance of Common Shares as part of the Plan of Merger (Note 1), shares		1,000,000
Issuance Common Shares, net of issuance costs (Note 1)		$ 1,478,582				1,478,582
Issuance Common Shares, net of issuance costs (Note 1), shares		1,003,012
Issuance of Units, net of issuance costs (Note 1)		$ 2,519,766	199,672			2,719,438
Issuance of Units, net of issuance costs (Note 1), shares		1,001,242
Share-based compensation related to grants of stock options			355,334			355,334
Foreign currency translation adjustment loss, net of provision for income taxes					(35,998)	(35,998)
Net loss				(2,921,325)		(2,921,325)
Balance at Dec. 31, 2021		$ 4,357,943	195,501	(2,921,325)	(35,998)	1,596,121
Balance, shares at Dec. 31, 2021		5,804,254
Issuance Common Shares, net of issuance costs (Note 1)		$ 974,435				974,435
Issuance Common Shares, net of issuance costs (Note 1), shares		196,400
Share-based compensation related to grants of stock options			80,706			80,706
Foreign currency translation adjustment loss, net of provision for income taxes					9,962	9,962
Net loss				(1,230,320)		(1,230,320)
Issuance of 178,100 Common Shares, net of issuance costs of $70 (Note 1)		$ 890,430				890,430
Issuance of Common Shares, net of issuance costs (N.ote 1), shares		178,100
Issuance of 10,000 Common Shares – Accounts payable conversion		$ 50,000				50,000
Issuance of 10,012,418 Units, net of issuance costs of $62,155 (Note 1), shares		10,000
Balance at Mar. 31, 2022		$ 6,272,808	$ 276,207	$ (4,151,645)	$ (26,036)	$ 2,371,334
Balance, shares at Mar. 31, 2022		6,188,754